Schedule of Investments
July 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–54.19%(a)
Australia–1.19%
Australia Government Bond, Series 162, 1.75%, 06/21/2051(b)	AUD	18,000	$6,982
Australian Government Bond, Series 149, 2.25%, 05/21/2028(b)	AUD	27,000	16,886
BHP Billiton Finance Ltd., Series 13, 3.13%, 04/29/2033(b)	EUR	100,000	102,824
Macquarie Group Ltd., 0.95%, 05/21/2031(b)	EUR	100,000	86,117
Scentre Group Trust 1/Scentre Group Trust 2, 1.75%, 04/11/2028(b)	EUR	100,000	96,241
			309,050
Canada–1.81%
Canadian Government Bond,
3.75%, 05/01/2025	CAD	192,000	143,068
5.75%, 06/01/2033	CAD	236,000	211,648
2.00%, 12/01/2051	CAD	199,000	114,509
			469,225
France–6.44%
BNP Paribas S.A.,
2.75%, 07/25/2028(b)(c)	EUR	100,000	103,639
1.13%, 01/15/2032(b)(c)	EUR	100,000	95,237
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%,(b)(c)(d)	EUR	100,000	110,180
Credit Agricole S.A., 1.00%, 07/03/2029(b)	EUR	100,000	94,281
Eutelsat S.A., 2.25%, 07/13/2027(b)	EUR	100,000	93,554
French Republic Government Bond OAT, 0.00%, 11/25/2030(b)	EUR	1,000,000	894,352
Holding d’Infrastructures de Transport S.A.S.U., 1.63%, 09/18/2029(b)	EUR	100,000	94,354
Imerys S.A., 1.00%, 07/15/2031(b)	EUR	100,000	83,478
Mercialys S.A., 4.63%, 07/07/2027(b)	EUR	100,000	105,041
			1,674,116
Germany–10.58%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	96,911
BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	53,471
Bundesobligation, Series 187, 2.20%, 04/13/2028(b)	EUR	643,000	696,213
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 08/15/2028(b)	EUR	52,000	51,179
2.30%, 02/15/2033(b)	EUR	611,429	663,603
0.00%, 08/15/2050(b)	EUR	192,158	108,665
	Principal Amount		Value
Germany–(continued)
Bundesschatzanweisungen, 2.20%, 12/12/2024(b)	EUR	438,000	$474,748
Commerzbank AG, 0.63%, 08/28/2024(b)	EUR	70,000	74,358
Heraeus Finance GmbH, 2.63%, 06/09/2027(b)	EUR	100,000	104,210
HOCHTIEF AG, 0.63%, 04/26/2029(b)	EUR	50,000	44,830
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	102,633
Volkswagen International Finance N.V., 1.88%, 03/30/2027(b)	EUR	100,000	102,016
Volkswagen Leasing GmbH, 0.63%, 07/19/2029(b)	EUR	100,000	88,654
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	87,346
			2,748,837
Indonesia–0.66%
Indonesia Treasury Bond, Series FR81, 6.50%, 06/15/2025	IDR	2,546,000,000	170,336
Italy–0.37%
Enel Finance International N.V., 0.00%, 06/17/2027(b)	EUR	100,000	95,430
Japan–8.13%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	68,900,000	485,634
Series 155, 0.30%, 12/20/2027	JPY	76,500,000	542,187
Series 361, 0.10%, 12/20/2030	JPY	74,950,000	515,001
Series 69, 0.70%, 12/20/2050	JPY	79,950,000	469,119
Nidec Corp., 0.05%, 03/30/2026(b)	EUR	100,000	99,784
			2,111,725
Luxembourg–0.34%
AXA Logistics Europe Master S.C.A., 0.88%, 11/15/2029(b)	EUR	100,000	88,063
Malaysia–0.18%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	47,754
Mexico–1.28%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	332,903
New Zealand–4.28%
Fonterra Co-operative Group Ltd., 0.75%, 11/08/2024(b)	EUR	150,000	157,563

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
New Zealand–(continued)
New Zealand Government Bond,
Series 433, 3.50%, 04/14/2033(b)	NZD	388,000	$218,919
Series 526, 0.50%, 05/15/2026	NZD	1,337,000	734,903
			1,111,385
Norway–3.93%
Norway Government Bond,
Series 477, 1.75%, 03/13/2025(b)	NOK	1,348,000	127,943
Series 479, 1.75%, 02/17/2027(b)	NOK	5,200,000	474,265
Series 486, 3.00%, 08/15/2033(b)	NOK	4,534,000	417,766
			1,019,974
Poland–1.10%
Energa Finance AB, 2.13%, 03/07/2027(b)	EUR	100,000	100,945
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	186,082
			287,027
South Korea–1.07%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	133,639
Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	75,741
Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	69,840
			279,220
Spain–0.41%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	105,419
Sweden–3.09%
EQT AB, 2.38%, 04/06/2028(b)	EUR	100,000	98,387
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	103,586
Sweden Government Bond,
Series 1056, 2.25%, 06/01/2032(b)	SEK	1,995,000	185,194
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,140,000	359,843
Telia Co. AB, 3.88%, 10/01/2025(b)	EUR	50,000	55,023
			802,033
Switzerland–4.13%
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/2028(b)	EUR	100,000	99,877
Swiss Confederation Government Bond,
4.00%, 04/08/2028(b)	CHF	284,000	370,399
0.50%, 06/27/2032(b)	CHF	196,000	216,147
3.50%, 04/08/2033(b)	CHF	120,000	169,713
4.00%, 01/06/2049(b)	CHF	10,000	19,429
UBS Group AG, 0.25%, 11/03/2026(b)(c)	EUR	200,000	198,288
			1,073,853
	Principal Amount		Value
Thailand–0.17%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	$43,993
United Kingdom–3.60%
B.A.T. International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	92,354
BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	107,002
CK Hutchison Group Telecom Finance S.A., 1.50%, 10/17/2031(b)	EUR	100,000	87,490
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	104,723
Natwest Group PLC, 1.75%, 03/02/2026(b)(c)	EUR	100,000	105,115
United Kingdom Gilt,
0.63%, 06/07/2025(b)	GBP	100,000	118,632
0.13%, 01/31/2028(b)	GBP	85,000	90,008
3.25%, 01/31/2033(b)	GBP	54,000	63,702
0.63%, 10/22/2050(b)	GBP	321,946	167,631
			936,657
United States–1.43%
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	94,992
General Motors Financial Co., Inc., 4.30%, 02/15/2029(b)	EUR	100,000	108,710
Goldman Sachs Group, Inc. (The), 0.13%, 08/19/2024(b)	EUR	60,000	63,496
Wells Fargo & Co., 2.00%, 04/27/2026(b)	EUR	100,000	104,095
			371,293
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $15,803,769)			14,078,293

U.S. Dollar Denominated Bonds & Notes–22.23%
Australia–0.24%
Westpac Banking Corp.,
2.35%, 02/19/2025		$30,000	28,677
3.35%, 03/08/2027		35,000	33,107
			61,784
Brazil–0.08%
Suzano Austria GmbH, 3.75%, 01/15/2031		25,000	21,459
Canada–0.71%
Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	86,812
Magna International, Inc.,
2.45%, 06/15/2030		20,000	16,888
5.50%, 03/21/2033		20,000	20,469
TransCanada PipeLines Ltd., 4.88%, 01/15/2026		60,000	59,332
			183,501
France–0.09%
AXA S.A., 8.60%, 12/15/2030		20,000	24,008
Japan–0.26%
Mitsubishi UFJ Financial Group, Inc., 3.74%, 03/07/2029		25,000	23,231
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value
Japan–(continued)
Sumitomo Mitsui Financial Group, Inc.,
3.01%, 10/19/2026	$25,000	$23,219
2.14%, 09/23/2030	25,000	19,992
		66,442
Luxembourg–0.14%
ArcelorMittal S.A., 6.75%, 03/01/2041	35,000	35,354
Mexico–0.41%
America Movil S.A.B. de C.V., 6.13%, 03/30/2040	100,000	105,704
Netherlands–0.58%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041	35,000	36,187
Koninklijke KPN N.V., 8.38%, 10/01/2030	30,000	34,574
Shell International Finance B.V.,
2.38%, 11/07/2029	35,000	30,713
6.38%, 12/15/2038	45,000	50,617
		152,091
Switzerland–0.15%
Credit Suisse USA, Inc., 7.13%, 07/15/2032	35,000	38,781
United Kingdom–2.80%
B.A.T Capital Corp.,
3.56%, 08/15/2027	35,000	32,529
2.26%, 03/25/2028	30,000	25,954
4.74%, 03/16/2032	25,000	22,702
5.28%, 04/02/2050	75,000	61,606
Barclays PLC, 4.84%, 05/09/2028	200,000	186,530
BP Capital Markets PLC, 3.72%, 11/28/2028	35,000	33,154
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	40,304	35,493
British Telecommunications PLC, 9.63%, 12/15/2030	20,000	24,599
HSBC Holdings PLC, 4.58%, 06/19/2029(c)	200,000	188,938
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	92,860
nVent Finance S.a.r.l., 4.55%, 04/15/2028	25,000	23,798
		728,163
United States–16.77%
3M Co.,
5.70%, 03/15/2037	65,000	69,618
3.63%, 10/15/2047	25,000	19,129
Adventist Health System, 2.95%, 03/01/2029	40,000	34,597
Aflac, Inc., 1.13%, 03/15/2026	50,000	44,913
Allstate Corp. (The), 3.28%, 12/15/2026	20,000	18,957
Altria Group, Inc.,
4.80%, 02/14/2029	25,000	24,405
3.40%, 05/06/2030	40,000	35,415
2.45%, 02/04/2032	45,000	35,456
Principal Amount		Value
United States–(continued)
Amazon.com, Inc.,
4.25%, 08/22/2057	$40,000	$35,392
3.25%, 05/12/2061	45,000	32,129
4.10%, 04/13/2062	40,000	34,138
American Express Co., 2.50%, 07/30/2024	45,000	43,630
American Honda Finance Corp., 2.15%, 09/10/2024	20,000	19,302
Appalachian Power Co., 7.00%, 04/01/2038	25,000	28,135
Apple, Inc.,
1.70%, 08/05/2031	40,000	32,775
4.45%, 05/06/2044	35,000	33,817
Ares Capital Corp., 3.20%, 11/15/2031	35,000	27,241
Arizona Public Service Co., 2.60%, 08/15/2029	20,000	17,393
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	30,000	25,682
Athene Holding Ltd., 4.13%, 01/12/2028	20,000	18,552
Baker Hughes Holdings LLC, 5.13%, 09/15/2040	20,000	19,403
Bank of America Corp.,
4.20%, 08/26/2024	70,000	68,910
4.00%, 01/22/2025	30,000	29,249
4.45%, 03/03/2026	35,000	34,086
2.09%, 06/14/2029(c)	20,000	17,174
3.85%, 03/08/2037(c)	40,000	34,504
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	34,297
BlackRock, Inc., 2.10%, 02/25/2032	25,000	20,191
Boeing Co. (The), 6.63%, 02/15/2038	92,000	98,510
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	63,773
Boston Properties L.P., 3.40%, 06/21/2029	35,000	30,150
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	25,000	23,315
Broadcom, Inc., 4.93%, 05/15/2037(b)	25,000	22,735
California Institute of Technology, 4.70%, 11/01/2111	22,000	18,749
Capital One Financial Corp., 3.20%, 02/05/2025	75,000	71,640
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	30,000	26,193
Celanese US Holdings LLC, 6.38%, 07/15/2032	25,000	25,302
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	59,000	56,468
Cigna Group (The), 4.50%, 02/25/2026	55,000	54,037
Cintas Corp. No. 2, 3.70%, 04/01/2027	25,000	24,118
Citigroup, Inc., 8.13%, 07/15/2039	20,000	25,404
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
CNA Financial Corp., 3.45%, 08/15/2027	$25,000	$23,336
CommonSpirit Health,
2.76%, 10/01/2024	30,000	28,952
1.55%, 10/01/2025	40,000	36,533
ConocoPhillips Co., 6.95%, 04/15/2029	20,000	22,225
Constellation Energy Generation LLC, 6.25%, 10/01/2039	25,000	25,773
Corning, Inc., 5.85%, 11/15/2068	13,000	12,645
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	20,000	23,299
8.35%, 07/15/2046	25,000	31,393
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052	25,000	17,150
Dignity Health, 5.27%, 11/01/2064	25,000	23,053
DuPont de Nemours, Inc., 4.49%, 11/15/2025	15,000	14,730
Emerson Electric Co., 5.25%, 11/15/2039	20,000	20,214
Energy Transfer L.P., 4.95%, 05/15/2028	35,000	34,262
Enstar Group Ltd., 3.10%, 09/01/2031	25,000	19,480
Enterprise Products Operating LLC, 4.15%, 10/16/2028	25,000	23,974
EOG Resources, Inc., 4.38%, 04/15/2030	15,000	14,721
ERP Operating L.P., 4.15%, 12/01/2028	40,000	38,257
Exxon Mobil Corp., 2.44%, 08/16/2029	45,000	39,900
Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	47,432
General Motors Co., 6.75%, 04/01/2046	63,000	64,326
Georgia-Pacific LLC, 8.88%, 05/15/2031	15,000	18,484
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	20,000	19,101
Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	20,023
Hasbro, Inc., 6.35%, 03/15/2040	50,000	51,014
HCA, Inc., 5.13%, 06/15/2039	30,000	27,750
Home Depot, Inc. (The), 2.70%, 04/15/2030	20,000	17,682
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	15,000	12,756
HP, Inc., 5.50%, 01/15/2033	15,000	14,809
Intel Corp.,
4.95%, 03/25/2060	41,000	37,750
5.05%, 08/05/2062	75,000	69,814
International Business Machines Corp., 7.13%, 12/01/2096	43,000	54,373
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	68,000	62,044
Principal Amount		Value
United States–(continued)
John Deere Capital Corp., 2.80%, 07/18/2029	$20,000	$17,977
Johnson & Johnson, 5.95%, 08/15/2037	30,000	33,643
JPMorgan Chase & Co.,
3.88%, 09/10/2024	50,000	49,073
4.13%, 12/15/2026	40,000	38,540
2.96%, 05/13/2031(c)	30,000	25,797
Kemper Corp., 3.80%, 02/23/2032	25,000	20,560
McKesson Corp., 1.30%, 08/15/2026(e)	25,000	22,378
Merck & Co., Inc., 1.90%, 12/10/2028	20,000	17,500
Microsoft Corp., 3.04%, 03/17/2062	50,000	35,818
MidAmerican Energy Co.,
3.65%, 04/15/2029	20,000	18,689
6.75%, 12/30/2031	20,000	22,288
Morgan Stanley,
3.70%, 10/23/2024	85,000	83,144
4.35%, 09/08/2026	35,000	33,841
National Rural Utilities Cooperative Finance Corp., Series MTNC, 8.00%, 03/01/2032	30,000	35,164
Nucor Corp., 2.98%, 12/15/2055	25,000	15,911
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	30,000	24,126
Oracle Corp., 4.10%, 03/25/2061	45,000	33,024
Pacific Gas and Electric Co.,
4.20%, 03/01/2029	25,000	22,578
4.55%, 07/01/2030	25,000	22,730
4.40%, 03/01/2032	25,000	21,848
PacifiCorp, 3.50%, 06/15/2029	30,000	27,106
Paramount Global, 7.88%, 07/30/2030	35,000	36,895
Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	53,187
PayPal Holdings, Inc., 5.25%, 06/01/2062	35,000	33,980
Philip Morris International, Inc.,
3.13%, 03/02/2028	20,000	18,466
2.10%, 05/01/2030	25,000	20,647
6.38%, 05/16/2038	30,000	32,609
4.50%, 03/20/2042	35,000	30,079
PPG Industries, Inc., 1.20%, 03/15/2026	40,000	36,021
Prudential Financial, Inc., 3.70%, 10/01/2050(c)	50,000	42,750
Ralph Lauren Corp., 2.95%, 06/15/2030	44,000	38,924
Realty Income Corp., 3.95%, 08/15/2027	25,000	23,820
Ross Stores, Inc.,
0.88%, 04/15/2026	15,000	13,316
1.88%, 04/15/2031	40,000	31,737
S&P Global, Inc., 2.70%, 03/01/2029	25,000	22,532
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Simon Property Group L.P., 6.75%, 02/01/2040	$38,000	$41,369
Southern California Edison Co.,
6.65%, 04/01/2029	40,000	41,564
Series 2004-G, 5.75%, 04/01/2035	30,000	30,308
Southern California Gas Co., 3.20%, 06/15/2025	25,000	24,074
Southwest Airlines Co., 3.00%, 11/15/2026	50,000	46,511
Southwest Gas Corp., 4.05%, 03/15/2032	45,000	40,810
Stewart Information Services Corp., 3.60%, 11/15/2031	25,000	19,090
Target Corp., 2.35%, 02/15/2030	20,000	17,366
Time Warner Cable LLC, 7.30%, 07/01/2038	30,000	30,609
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	50,000	52,447
Truist Financial Corp., 2.50%, 08/01/2024	60,000	58,081
U.S. Bancorp, 2.49%, 11/03/2036(c)	60,000	45,192
Union Electric Co., 8.45%, 03/15/2039	48,000	62,310
Union Pacific Corp., 4.10%, 09/15/2067	25,000	20,561
United Parcel Service, Inc., 3.40%, 03/15/2029	25,000	23,609
UnitedHealth Group, Inc., 6.05%, 02/15/2063	30,000	33,700
Verizon Communications, Inc.,
4.13%, 03/16/2027	20,000	19,363
4.33%, 09/21/2028	26,000	24,984
Wachovia Corp., 7.57%, 08/01/2026(f)	82,000	85,769
Walt Disney Co. (The), 3.70%, 03/23/2027	25,000	24,167
Warnermedia Holdings, Inc., 4.05%, 03/15/2029	46,000	42,231
Wells Fargo & Co., 4.10%, 06/03/2026	76,000	73,006
Western Union Co. (The), 6.20%, 11/17/2036	20,000	20,179
Wyeth LLC, 6.00%, 02/15/2036	25,000	27,163
		4,357,300
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,382,821)		5,774,587

U.S. Government Sponsored Agency Mortgage-Backed Securities–10.92%
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035 - 08/01/2050	549,339	476,230
4.50%, 09/01/2049 - 01/01/2050	28,492	27,628
3.00%, 01/01/2050 - 05/01/2050	195,992	175,141
2.00%, 01/01/2051 - 10/01/2051	507,332	412,477
	Principal Amount	Value
Federal National Mortgage Association,
4.50%, 06/01/2049	$13,342	$13,021
3.00%, 10/01/2049 - 03/01/2050	152,829	135,039
2.50%, 01/01/2050 - 08/01/2050	397,659	341,722
2.00%, 03/01/2051 - 08/01/2051	456,507	370,948
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.07%, 03/25/2024(g)	1,417,993	6,126
Uniform Mortgage Backed Securities,
TBA, 2.00%, 08/01/2038(h)	120,000	106,055
3.50%, 08/01/2038 - 08/01/2053(h)	385,000	353,169
3.00%, 08/01/2053(h)	70,000	61,258
4.50%, 08/01/2053(h)	375,000	359,048
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,260,513)		2,837,862
U.S. Treasury Securities–10.00%
U.S. Treasury Bills–0.28%
4.79%, 04/18/2024(i)(j)	72,512	72,221
U.S. Treasury Bonds–2.32%
4.00%, 11/15/2052	619,117	603,023
U.S. Treasury Notes–7.40%
4.38%, 10/31/2024	1,342,364	1,333,282
3.50%, 01/31/2028	241,484	237,009
3.50%, 02/15/2033	362,777	352,915
		1,923,206
Total U.S. Treasury Securities (Cost $2,638,254)		2,598,450
	Shares
Exchange-Traded Funds–1.47%
United States–1.47%
Invesco High Yield Bond Factor ETF(k) (Cost $444,555)	17,500	381,150
Money Market Funds–3.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(k)(l)	276,039	276,039
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(k)(l)	197,112	197,132
Invesco Treasury Portfolio, Institutional Class, 5.18%(k)(l)	315,473	315,473
Total Money Market Funds (Cost $788,643)		788,644
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.84% (Cost $29,318,555)		26,458,986
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.09%
Invesco Private Government Fund, 5.24%(k)(l)(m)	6,370	6,370
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.38%(k)(l)(m)	16,381	$16,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,751)		22,751
TOTAL INVESTMENTS IN SECURITIES—101.93% (Cost $29,341,306)		26,481,737
OTHER ASSETS LESS LIABILITIES–(1.93)%		(501,671)
NET ASSETS–100.00%		$25,980,066
Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $9,765,172, which represented 37.59% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at July 31, 2023.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco High Yield Bond Factor ETF	$368,287	$-	$-	$14,615	$-	$381,150	$17,776*
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,555,042	(2,279,003)	-	-	276,039	4,977
Invesco Liquid Assets Portfolio, Institutional Class	-	1,825,029	(1,627,858)	1	(40)	197,132	3,288
Invesco Treasury Portfolio, Institutional Class	-	2,920,047	(2,604,574)	-	-	315,473	5,118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,265	296,275	(323,170)	-	-	6,370	830**
Invesco Private Prime Fund	88,347	511,456	(583,420)	-	(2)	16,381	2,213**
Total	$489,899	$8,107,849	$(7,418,025)	$14,616	$(42)	$1,192,545	$34,202

*	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

**	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Buxl	2	September-2023	$295,942	$(2,683)	$(2,683)
Japan 10 Year Bonds	1	September-2023	1,031,877	(8,013)	(8,013)
Long Gilt	2	September-2023	246,737	(744)	(744)
U.S. Treasury 10 Year Ultra Notes	4	September-2023	467,937	(9,150)	(9,150)
Subtotal—Long Futures Contracts				(20,590)	(20,590)
Short Futures Contracts
Interest Rate Risk
Euro-Schatz	4	September-2023	(462,010)	1,891	1,891
U.S. Treasury 5 Year Notes	1	September-2023	(106,820)	2,390	2,390
Subtotal—Short Futures Contracts				4,281	4,281
Total Futures Contracts				$(16,309)	$(16,309)

(a)	Futures contracts collateralized by $12,554 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/20/2023	BNP Paribas S.A.	INR	317,278	USD	3,855	$2
09/20/2023	BNP Paribas S.A.	JPY	4,530,898	USD	32,927	835
09/20/2023	BNP Paribas S.A.	USD	326,315	NOK	3,514,380	20,980
09/20/2023	BNP Paribas S.A.	USD	116,807	NZD	191,000	1,830
09/20/2023	Citibank, N.A.	CLP	4,808,000	USD	5,951	250
09/20/2023	Citibank, N.A.	IDR	1,098,628,002	USD	73,314	610
09/20/2023	Citibank, N.A.	USD	51,760	CZK	1,146,000	880
09/20/2023	Citibank, N.A.	USD	70,722	THB	2,424,000	418
09/20/2023	Citibank, N.A.	USD	111,237	ZAR	2,062,380	3,574
08/02/2023	Goldman Sachs International	USD	42,606	BRL	203,690	468
09/20/2023	Goldman Sachs International	KRW	124,868,300	USD	98,477	483
09/20/2023	Goldman Sachs International	USD	96,612	COP	413,581,170	7,422
08/02/2023	HSBC Bank USA	USD	13,120	BRL	62,210	35
09/05/2023	HSBC Bank USA	USD	13,023	BRL	62,210	54
09/20/2023	HSBC Bank USA	HUF	3,593,714	USD	10,225	131
09/20/2023	HSBC Bank USA	USD	309,744	AUD	463,000	1,773
09/20/2023	HSBC Bank USA	USD	262,839	CHF	234,000	6,879
09/20/2023	HSBC Bank USA	USD	64,861	GBP	51,000	603
09/20/2023	HSBC Bank USA	USD	153,915	JPY	21,945,000	1,520
09/20/2023	HSBC Bank USA	USD	5,190	KRW	6,809,600	154
09/20/2023	HSBC Bank USA	USD	15,061	MXN	266,000	685
09/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	4,028,420	USD	2,724,355	13,947
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	31,000	USD	34,771	605
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	7,141,360	EUR	6,608,970	142,514
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	934,470	GBP	746,818	24,158
09/20/2023	Merrill Lynch International	INR	2,411,542	USD	29,428	146
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2023	Merrill Lynch International	USD	203,123	AUD	304,500	$1,751
09/20/2023	Merrill Lynch International	USD	1,173,890	CAD	1,567,402	15,545
09/20/2023	Merrill Lynch International	USD	2,260,699	CNY	16,112,000	7,338
09/20/2023	Merrill Lynch International	USD	74,757	SGD	99,970	597
09/20/2023	Morgan Stanley and Co. International PLC	USD	29,159	CHF	26,250	1,098
09/20/2023	Morgan Stanley and Co. International PLC	USD	292,439	EUR	266,800	1,606
09/20/2023	Morgan Stanley and Co. International PLC	USD	4,916	MXN	85,370	138
09/20/2023	Morgan Stanley and Co. International PLC	USD	13,052	NOK	139,400	724
09/20/2023	Morgan Stanley and Co. International PLC	USD	352,790	NZD	574,660	4,153
09/20/2023	Morgan Stanley and Co. International PLC	USD	99,704	SEK	1,074,000	2,566
09/20/2023	Royal Bank of Canada	USD	218,175	EUR	200,000	2,249
Subtotal—Appreciation						268,721
Currency Risk
09/20/2023	Barclays Bank PLC	NOK	328,711	USD	30,749	(1,735)
09/20/2023	BNP Paribas S.A.	NOK	14,660,312	USD	1,361,231	(87,520)
09/20/2023	BNP Paribas S.A.	NZD	2,908,655	USD	1,778,809	(27,871)
09/20/2023	BNP Paribas S.A.	SEK	2,593,000	USD	240,110	(6,805)
09/20/2023	BNP Paribas S.A.	USD	7,463	HUF	2,594,000	(177)
09/20/2023	BNP Paribas S.A.	USD	993,789	JPY	136,747,860	(25,215)
09/20/2023	Citibank, N.A.	CZK	318,000	USD	14,363	(244)
09/20/2023	Citibank, N.A.	PLN	625,221	USD	150,986	(4,720)
09/20/2023	Citibank, N.A.	THB	995,501	USD	29,045	(172)
09/20/2023	Citibank, N.A.	USD	21,982	CLP	17,759,000	(923)
09/20/2023	Citibank, N.A.	USD	18,362	IDR	274,827,310	(175)
09/20/2023	Citibank, N.A.	ZAR	1,231,643	USD	66,430	(2,135)
08/02/2023	Goldman Sachs International	BRL	203,690	USD	42,627	(449)
09/20/2023	Goldman Sachs International	USD	117,812	KRW	149,385,000	(577)
08/02/2023	HSBC Bank USA	BRL	62,210	USD	13,102	(53)
09/20/2023	HSBC Bank USA	MXN	5,352,500	USD	303,051	(13,784)
09/20/2023	HSBC Bank USA	USD	33,396	HUF	11,737,150	(426)
09/20/2023	HSBC Bank USA	USD	16,657	INR	1,369,720	(25)
09/20/2023	HSBC Bank USA	ZAR	847,357	USD	46,217	(954)
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	7,562,305	USD	8,171,491	(163,071)
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	2,309,832	AUD	3,415,476	(11,825)
09/20/2023	Merrill Lynch International	AUD	272,510	USD	181,783	(1,567)
09/20/2023	Merrill Lynch International	CAD	587,000	USD	439,628	(5,822)
09/20/2023	Merrill Lynch International	EUR	215,414	USD	235,543	(1,869)
09/20/2023	Merrill Lynch International	USD	80,881	INR	6,628,000	(401)
09/20/2023	Morgan Stanley and Co. International PLC	CAD	61,945	USD	46,876	(131)
09/20/2023	Morgan Stanley and Co. International PLC	CHF	798,521	USD	887,001	(33,407)
09/20/2023	Morgan Stanley and Co. International PLC	EUR	87,800	USD	96,238	(528)
09/20/2023	Morgan Stanley and Co. International PLC	GBP	39,430	USD	50,164	(448)
09/20/2023	Morgan Stanley and Co. International PLC	MXN	180,700	USD	10,405	(292)
09/20/2023	Morgan Stanley and Co. International PLC	NOK	339,190	USD	31,758	(1,761)
09/20/2023	Morgan Stanley and Co. International PLC	NZD	5,000	USD	3,077	(29)
09/20/2023	Morgan Stanley and Co. International PLC	SEK	5,727,434	USD	531,702	(13,686)
09/20/2023	Morgan Stanley and Co. International PLC	USD	39,256	TRY	1,067,530	(763)
09/20/2023	Royal Bank of Canada	CAD	285,000	USD	215,625	(650)
09/20/2023	Royal Bank of Canada	CHF	169,660	USD	191,171	(4,386)
09/20/2023	Royal Bank of Canada	JPY	14,507,380	USD	101,678	(1,077)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2023	Royal Bank of Canada	SEK	2,360,760	USD	219,420	$(5,380)
09/20/2023	State Street Bank & Trust Co.	SGD	7,400	USD	5,486	(92)
09/20/2023	UBS AG	COP	38,678,356	USD	9,032	(698)
09/20/2023	UBS AG	USD	107,121	TRY	2,728,600	(8,734)
Subtotal—Depreciation						(430,577)
Total Forward Foreign Currency Contracts						$(161,856)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month NDBB	Quarterly	(4.69)%	Semi-Annually	01/06/2028	NZD	18,733	$(143)	$67	$210
Receive	6 Month ADBB	Semi-Annually	(4.34)	Semi-Annually	07/05/2033	AUD	60,000	—	301	301
Receive	6 Month ADBB	Semi-Annually	(4.30)	Semi-Annually	11/01/2027	AUD	295,000	(1,459)	(698)	761
Receive	3 Month CDOR	Semi-Annually	(3.43)	Semi-Annually	04/03/2028	CAD	40,000	(433)	1,196	1,629
Pay	3 Month CNRR007	Quarterly	2.47	Quarterly	07/29/2027	CNY	4,000,000	—	1,950	1,950
Receive	3 Month NDBB	Quarterly	(4.44)	Semi-Annually	07/05/2033	NZD	506,000	—	3,962	3,962
Receive	3 Month STIBOR	Quarterly	(2.60)	Annually	07/05/2032	SEK	1,920,000	634	6,959	6,325
Receive	SOFR	Annually	(3.46)	Annually	02/16/2033	USD	1,132,000	8,189	22,551	14,362
Receive	3 Month STIBOR	Quarterly	(1.15)	Annually	02/02/2032	SEK	1,956,000	511	26,724	26,213
Receive	SONIA	Annually	(1.18)	Annually	09/30/2031	GBP	110,000	(4,350)	30,072	34,422
Pay	3 Month CNRR007	Quarterly	2.86	Quarterly	02/03/2028	CNY	14,056,000	(565)	35,578	36,143
Receive	3 Month NDBB	Quarterly	(1.46)	Semi-Annually	08/03/2026	NZD	473,000	(7,003)	29,789	36,792
Pay	TONAR	Annually	0.06	Annually	03/01/2024	JPY	41,000,000	(64,607)	164	64,771
Subtotal — Appreciation								(69,226)	158,615	227,841
Interest Rate Risk
Receive	SONIA	Annually	(5.18)	Annually	07/03/2028	GBP	127,000	1	(2,416)	(2,417)
Total Centrally Cleared Interest Rate Swap Agreements								$(69,225)	$156,199	$225,424

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Abbreviations:
ADBB	—Australian Dollar Bank Bill
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$14,078,293	$—	$14,078,293
U.S. Dollar Denominated Bonds & Notes	—	5,774,587	—	5,774,587
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,837,862	—	2,837,862
U.S. Treasury Securities	—	2,598,450	—	2,598,450
Exchange-Traded Funds	381,150	—	—	381,150
Money Market Funds	788,644	22,751	—	811,395
Total Investments in Securities	1,169,794	25,311,943	—	26,481,737
Other Investments - Assets*
Futures Contracts	4,281	—	—	4,281
Forward Foreign Currency Contracts	—	268,721	—	268,721
Swap Agreements	—	227,841	—	227,841
	4,281	496,562	—	500,843
Other Investments - Liabilities*
Futures Contracts	(20,590)	—	—	(20,590)
Forward Foreign Currency Contracts	—	(430,577)	—	(430,577)
Swap Agreements	—	(2,417)	—	(2,417)
	(20,590)	(432,994)	—	(453,584)
Total Other Investments	(16,309)	63,568	—	47,259
Total Investments	$1,153,485	$25,375,511	$—	$26,528,996

*	Unrealized appreciation (depreciation).
Invesco World Bond Factor Fund